Net Finance Costs	6 Months Ended
Sep. 30, 2022
Net Finance Costs [Abstract]
NET FINANCE COSTS
18.	NET FINANCE COSTS

	For the six months ended September 30,
	2022	2021
	US$	US$
		(Restated)
Interest income	5,013	107,151
Finance income	5,013	107,151

Interest expense	-	(1,939,490)
Interest on lease arrangements	(7,527)	(5,166)
Finance cost	(7,527)	(1,944,656)
Net finance cost	(2,514)	(1,837,505)